OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Deferred tax liability	$ 11,015	[1]	$ 10,084	[1]	$ 8,844	[1]
Provision for uncertain tax position	5,134		4,645		3,717
Lease embedded derivative	2,059		1,369		1,131
Other	686		644		899
Total other liabilities	$ 18,894		$ 16,742		$ 14,591

[1]	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.